Commitments and contingencies	12 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
8. Commitments and contingencies
Leases
In June 2018, the Company entered into an office lease and, in February 2019, the Company entered into a lease for laboratory testing facilities and offices. Each lease is located in New York City and are month-to-month
leasing arrangements. Additionally, in February 2019, the Company entered into a lease for an apartment used by executives for traveling requirements. The apartment was located in New York and expired in October 2019. On October 31, 2019, the Company entered into a lease agreement that established a commercial laboratory operation in Salt Lake City, Utah. The lease has a term of five years and is the first long-term lease entered into by the Company. Rent expense for all leases was $0.5 million and $0.2 million for the years ended June 30, 2020 and 2019, respectively and $9,000 for the period from March 15, 2018 (inception) through June 30, 2018.
The future minimum payments are as follows (in thousands):

2021	$205
2022	83
2023	83
2024	83
2025	28

$482

Employment agreements
The Company has entered into employment agreements with certain key executives providing for compensation and severance in certain circumstances, as set forth the agreements.
Retirement plans
The Company maintains a defined contribution 401(k) retirement plan which covers all U.S. employees. Employees are eligible after three months of service. Under the 401(k) plan, participating employees may make contributions in an amount up to the limit set by the Internal Revenue Service on an annual basis. The Company has a safe harbor plan and makes contributions to employee accounts of 5% of compensation (as defined by the plan). The Company paid $67,000 and $14,000 in contributions for the year ended June 30, 2020 and 2019, respectively. The Company did not make contributions to the plan for the period from March 15, 2018 (inception) through June 30, 2018.
Legal proceedings
The Company is not a party to any litigation and does not have contingency reserves established for any litigation liabilities. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies.